Quarterly Holdings Report
for
Fidelity® SAI Short-Term Bond Fund
May 31, 2024

Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity® SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers.
SST-NPRT3-0724
1.9899558.103
Nonconvertible Bonds - 47.0%
	Principal Amount (a)	Value ($)
COMMUNICATION SERVICES - 1.6%
Diversified Telecommunication Services - 0.1%
Verizon Communications, Inc. 2.625% 8/15/26	4,600,000	4,353,981
Media - 1.0%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
4.908% 7/23/25	510,000	504,795
6.15% 11/10/26	10,910,000	10,995,209
Discovery Communications LLC 4.9% 3/11/26	4,500,000	4,440,788
Warnermedia Holdings, Inc.:
3.638% 3/15/25	9,872,000	9,704,336
3.755% 3/15/27	15,000,000	14,224,668
		39,869,796
Wireless Telecommunication Services - 0.5%
Rogers Communications, Inc. 2.95% 3/15/25	3,029,000	2,961,325
T-Mobile U.S.A., Inc.:
1.5% 2/15/26	4,800,000	4,490,555
2.625% 4/15/26	8,000,000	7,584,954
3.5% 4/15/25	3,440,000	3,375,296
		18,412,130
TOTAL COMMUNICATION SERVICES		62,635,907
CONSUMER DISCRETIONARY - 3.1%
Automobiles - 2.7%
American Honda Finance Corp. 4.6% 4/17/25	6,350,000	6,302,546
General Motors Financial Co., Inc.:
1.2% 10/15/24	8,300,000	8,163,730
1.25% 1/8/26	15,696,000	14,666,236
5.4% 4/6/26	5,000,000	4,983,428
5.4% 5/8/27	10,000,000	9,983,207
Hyundai Capital America:
1% 9/17/24 (b)	9,287,000	9,155,776
5.8% 6/26/25 (b)	10,000,000	10,004,217
Mercedes-Benz Finance North America LLC:
4.8% 1/11/27 (b)	9,500,000	9,435,055
4.95% 3/30/25 (b)	5,000,000	4,976,320
5.5% 11/27/24 (b)	4,250,000	4,241,638
Volkswagen Group of America Finance LLC:
3.35% 5/13/25 (b)	7,300,000	7,148,445
3.95% 6/6/25 (b)	5,735,000	5,634,763
5.7% 9/12/26 (b)	8,000,000	8,020,672
6% 11/16/26 (b)	5,000,000	5,060,805
		107,776,838
Distributors - 0.1%
Genuine Parts Co. 1.75% 2/1/25	3,041,000	2,962,273
Specialty Retail - 0.3%
Advance Auto Parts, Inc. 5.9% 3/9/26	2,251,000	2,253,943
AutoZone, Inc. 5.05% 7/15/26	8,000,000	7,952,923
Lowe's Companies, Inc. 4.8% 4/1/26	993,000	984,685
O'Reilly Automotive, Inc. 5.75% 11/20/26	2,294,000	2,316,291
		13,507,842
Textiles, Apparel & Luxury Goods - 0.0%
Tapestry, Inc. 7.05% 11/27/25	447,000	454,395
TOTAL CONSUMER DISCRETIONARY		124,701,348
CONSUMER STAPLES - 2.2%
Consumer Staples Distribution & Retail - 0.6%
7-Eleven, Inc. 0.95% 2/10/26 (b)	4,000,000	3,709,709
Dollar General Corp.:
4.25% 9/20/24	9,185,000	9,140,716
4.625% 11/1/27	8,000,000	7,822,651
Mondelez International Holdings Netherlands BV 0.75% 9/24/24 (b)	4,326,000	4,258,837
		24,931,913
Food Products - 0.3%
Campbell Soup Co. 5.3% 3/20/26	1,834,000	1,829,860
Conagra Brands, Inc. 5.3% 10/1/26	6,000,000	5,989,227
JDE Peet's BV 0.8% 9/24/24 (b)	3,828,000	3,765,379
		11,584,466
Tobacco - 1.3%
Altria Group, Inc. 2.35% 5/6/25	621,000	602,504
BAT Capital Corp.:
3.222% 8/15/24	9,886,000	9,833,608
3.557% 8/15/27	6,000,000	5,684,159
BAT International Finance PLC 1.668% 3/25/26	5,786,000	5,403,282
Imperial Tobacco Finance PLC:
3.125% 7/26/24 (b)	3,612,000	3,597,410
3.5% 7/26/26 (b)	10,800,000	10,326,348
Philip Morris International, Inc.:
4.75% 2/12/27	7,037,000	6,972,202
5% 11/17/25	9,757,000	9,702,130
		52,121,643
TOTAL CONSUMER STAPLES		88,638,022
ENERGY - 3.2%
Oil, Gas & Consumable Fuels - 3.2%
Canadian Natural Resources Ltd. 2.05% 7/15/25	2,208,000	2,119,990
Cenovus Energy, Inc. 4.25% 4/15/27	8,606,000	8,361,474
DCP Midstream Operating LP 5.625% 7/15/27	12,491,000	12,608,365
Devon Energy Corp. 5.25% 9/15/24	6,500,000	6,485,772
Diamondback Energy, Inc. 5.2% 4/18/27	10,978,000	10,954,453
Enbridge, Inc.:
2.5% 2/14/25	769,000	752,108
4.25% 12/1/26	4,400,000	4,283,371
5.25% 4/5/27	3,961,000	3,952,492
5.9% 11/15/26	3,205,000	3,239,615
Energy Transfer LP:
2.9% 5/15/25	4,750,000	4,624,512
6% 2/1/29 (b)	10,000,000	10,052,550
Enterprise Products Operating LP 5.05% 1/10/26	3,360,000	3,349,871
EQT Corp. 3.9% 10/1/27	9,000,000	8,565,883
Equinor ASA 1.75% 1/22/26	690,000	653,286
MPLX LP:
1.75% 3/1/26	4,929,000	4,614,911
4.25% 12/1/27	8,000,000	7,731,873
4.875% 12/1/24	8,000,000	7,970,914
4.875% 6/1/25	4,300,000	4,265,460
Occidental Petroleum Corp. 2.9% 8/15/24	1,348,000	1,339,724
Phillips 66 Co.:
1.3% 2/15/26	4,900,000	4,576,373
3.85% 4/9/25	3,943,000	3,885,594
The Williams Companies, Inc.:
4% 9/15/25	4,400,000	4,312,382
5.4% 3/2/26	1,283,000	1,280,639
TransCanada PipeLines Ltd. 4.25% 5/15/28	8,000,000	7,699,356
		127,680,968
FINANCIALS - 28.3%
Banks - 18.4%
ABN AMRO Bank NV:
1.542% 6/16/27 (b)(c)	2,600,000	2,386,449
6.339% 9/18/27 (b)(c)	6,100,000	6,173,498
6.575% 10/13/26 (b)(c)	7,800,000	7,872,386
Bank of America Corp.:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.290% 5.08% 1/20/27 (c)(d)	2,000,000	1,985,634
1.197% 10/24/26 (c)	16,500,000	15,518,267
3.384% 4/2/26 (c)	12,550,000	12,304,001
3.559% 4/23/27 (c)	6,000,000	5,788,185
4.827% 7/22/26 (c)	4,000,000	3,960,447
5.933% 9/15/27 (c)	12,000,000	12,115,978
Bank of America NA 5.65% 8/18/25	5,000,000	5,019,655
Bank of Montreal:
4.25% 9/14/24	6,000,000	5,975,377
5.266% 12/11/26	6,000,000	5,989,176
5.92% 9/25/25	5,000,000	5,027,929
Bank of Nova Scotia:
3.45% 4/11/25	5,900,000	5,794,979
5.35% 12/7/26	4,000,000	3,997,604
5.45% 6/12/25	7,710,000	7,700,795
Banque Federative du Credit Mutuel SA:
4.524% 7/13/25 (b)	3,802,000	3,761,339
5.088% 1/23/27 (b)	8,000,000	7,960,616
Barclays PLC:
2.852% 5/7/26 (c)	6,187,000	6,021,755
5.304% 8/9/26 (c)	7,300,000	7,256,629
5.674% 3/12/28 (c)	6,000,000	6,003,159
6.496% 9/13/27 (c)	5,000,000	5,083,116
7.325% 11/2/26 (c)	8,700,000	8,866,999
BNP Paribas SA 2.219% 6/9/26 (b)(c)	13,450,000	12,977,695
BPCE SA:
1.625% 1/14/25 (b)	10,600,000	10,346,252
5.203% 1/18/27 (b)	8,000,000	7,975,571
6.612% 10/19/27 (b)(c)	2,945,000	2,993,229
Canadian Imperial Bank of Commerce:
3.945% 8/4/25	9,246,000	9,085,358
5.001% 4/28/28	8,000,000	7,926,495
5.926% 10/2/26	8,000,000	8,105,143
Citigroup, Inc.:
2.014% 1/25/26 (c)	11,000,000	10,732,971
3.106% 4/8/26 (c)	7,886,000	7,712,538
3.52% 10/27/28 (c)	10,000,000	9,420,330
3.887% 1/10/28 (c)	6,000,000	5,780,192
5.61% 9/29/26 (c)	7,300,000	7,297,163
Cooperatieve Rabobank UA/NY 5.5% 7/18/25	7,550,000	7,559,716
Credit Agricole SA 5.134% 3/11/27 (b)	7,500,000	7,485,047
Danske Bank A/S:
1.621% 9/11/26 (b)(c)	7,600,000	7,203,842
4.298% 4/1/28 (b)(c)	8,000,000	7,720,974
5.427% 3/1/28 (b)(c)	6,000,000	5,992,531
6.259% 9/22/26 (b)(c)	10,148,000	10,214,207
6.466% 1/9/26 (b)(c)	1,630,000	1,633,967
DNB Bank ASA 0.856% 9/30/25 (b)(c)	10,000,000	9,837,910
HSBC Holdings PLC:
1.645% 4/18/26 (c)	8,331,000	8,036,138
2.633% 11/7/25 (c)	4,750,000	4,685,171
4.292% 9/12/26 (c)	9,300,000	9,128,578
4.755% 6/9/28 (c)	8,000,000	7,835,263
5.597% 5/17/28 (c)	12,100,000	12,134,228
7.39% 11/3/28 (c)	10,000,000	10,561,464
Huntington National Bank 5.699% 11/18/25 (c)	4,528,000	4,518,277
Intesa Sanpaolo SpA 3.25% 9/23/24 (b)	8,770,000	8,698,112
JPMorgan Chase & Co.:
0.824% 6/1/25 (c)	3,418,000	3,418,000
1.045% 11/19/26 (c)	22,400,000	20,971,629
3.845% 6/14/25 (c)	5,000,000	4,996,532
5.04% 1/23/28 (c)	14,000,000	13,880,951
5.571% 4/22/28 (c)	6,936,000	6,979,419
6.07% 10/22/27 (c)	13,500,000	13,722,031
KeyBank NA 4.15% 8/8/25	1,413,000	1,382,487
KeyCorp U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 1.250% 6.5684% 5/23/25 (c)(d)	1,528,000	1,528,626
Lloyds Banking Group PLC:
4.716% 8/11/26 (c)	9,500,000	9,384,007
5.462% 1/5/28 (c)	14,500,000	14,461,365
5.985% 8/7/27 (c)	3,905,000	3,924,182
Mitsubishi UFJ Financial Group, Inc.:
0.953% 7/19/25 (c)	3,500,000	3,477,798
0.962% 10/11/25 (c)	5,000,000	4,913,163
2.193% 2/25/25	10,466,000	10,210,209
4.788% 7/18/25 (c)	4,000,000	3,994,233
5.541% 4/17/26 (c)	9,400,000	9,384,828
Mizuho Financial Group, Inc. 2.651% 5/22/26 (c)	8,889,000	8,637,574
Morgan Stanley Bank, West Valley City Utah:
4.754% 4/21/26	4,451,000	4,404,995
5.479% 7/16/25	7,000,000	7,006,382
5.882% 10/30/26	7,500,000	7,591,687
NatWest Group PLC:
1.642% 6/14/27 (c)	5,100,000	4,709,330
5.516% 9/30/28 (c)	10,000,000	9,976,000
5.847% 3/2/27 (c)	5,291,000	5,305,263
NatWest Markets PLC:
0.8% 8/12/24 (b)	2,224,000	2,202,975
5.416% 5/17/27 (b)	10,000,000	9,989,461
PNC Bank NA 2.5% 8/27/24	5,418,000	5,375,712
PNC Financial Services Group, Inc.:
5.3% 1/21/28 (c)	3,461,000	3,451,059
5.582% 6/12/29 (c)	10,000,000	10,066,144
Regions Financial Corp. 2.25% 5/18/25	1,933,000	1,869,535
Santander Holdings U.S.A., Inc.:
2.49% 1/6/28 (c)	3,779,000	3,464,691
5.807% 9/9/26 (c)	6,909,000	6,873,395
6.124% 5/31/27 (c)	2,505,000	2,513,952
Societe Generale:
1.488% 12/14/26 (b)(c)	5,100,000	4,766,005
2.226% 1/21/26 (b)(c)	12,300,000	12,000,711
4.351% 6/13/25 (b)	4,200,000	4,150,579
5.519% 1/19/28 (b)(c)	7,000,000	6,941,480
Sumitomo Mitsui Financial Group, Inc. 5.464% 1/13/26	10,000,000	9,999,851
Swedbank AB 6.136% 9/12/26 (b)	10,000,000	10,102,165
The Toronto-Dominion Bank:
1.2% 6/3/26	5,000,000	4,607,171
4.98% 4/5/27	3,000,000	2,976,933
Truist Financial Corp.:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 7.160% 7.161% 10/30/29 (c)(d)	7,500,000	7,943,663
4.26% 7/28/26 (c)	10,500,000	10,326,082
5.9% 10/28/26 (c)	6,200,000	6,215,046
U.S. Bancorp:
4.653% 2/1/29 (c)	10,000,000	9,748,221
5.727% 10/21/26 (c)	4,500,000	4,507,278
Wells Fargo & Co.:
2.164% 2/11/26 (c)	14,358,000	14,007,919
2.188% 4/30/26 (c)	9,450,000	9,152,498
4.54% 8/15/26 (c)	5,800,000	5,730,845
4.808% 7/25/28 (c)	10,000,000	9,822,006
5.707% 4/22/28 (c)	12,000,000	12,082,138
		741,310,541
Capital Markets - 4.2%
Athene Global Funding:
1.608% 6/29/26 (b)	4,900,000	4,514,326
1.716% 1/7/25 (b)	3,920,000	3,825,422
5.339% 1/15/27 (b)	5,093,000	5,158,005
5.516% 3/25/27 (b)	4,000,000	3,991,343
5.684% 2/23/26 (b)	5,000,000	4,996,280
Bank of New York, New York 5.224% 11/21/25 (c)	3,440,000	3,434,524
Blackstone Private Credit Fund 4.7% 3/24/25	4,526,000	4,477,396
Credit Suisse AG U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 1.260% 6.5795% 2/21/25 (c)(d)	5,000,000	5,024,544
Deutsche Bank AG New York Branch:
3.961% 11/26/25 (c)	6,000,000	5,942,070
5.706% 2/8/28 (c)	9,600,000	9,581,054
7.146% 7/13/27 (c)	11,469,000	11,756,167
Goldman Sachs Group, Inc.:
4.387% 6/15/27 (c)	10,000,000	9,785,522
5.7% 11/1/24	35,000,000	35,000,309
Intercontinental Exchange, Inc. 3.65% 5/23/25	2,741,000	2,692,818
Morgan Stanley:
0.985% 12/10/26 (c)	6,200,000	5,778,261
2.63% 2/18/26 (c)	5,000,000	4,890,562
4% 7/23/25	3,286,000	3,232,702
4.679% 7/17/26 (c)	16,533,000	16,348,626
NASDAQ, Inc. 5.65% 6/28/25	1,516,000	1,516,321
UBS AG London Branch 1.375% 1/13/25 (b)	3,559,000	3,469,188
UBS Group AG:
4.49% 8/5/25 (b)(c)	4,400,000	4,388,132
4.703% 8/5/27 (b)(c)	9,100,000	8,923,279
6.373% 7/15/26 (b)(c)	3,000,000	3,014,667
6.442% 8/11/28 (b)(c)	9,100,000	9,325,832
		171,067,350
Consumer Finance - 3.3%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
1.65% 10/29/24	2,539,000	2,496,202
1.75% 1/30/26	7,716,000	7,241,086
6.1% 1/15/27	5,050,000	5,122,930
6.45% 4/15/27	12,466,000	12,760,567
Ally Financial, Inc.:
4.75% 6/9/27	4,500,000	4,369,050
5.125% 9/30/24	3,126,000	3,118,495
7.1% 11/15/27	8,000,000	8,324,318
American Express Co.:
2.25% 3/4/25	2,216,000	2,162,196
5.098% 2/16/28 (c)	5,000,000	4,970,958
5.389% 7/28/27 (c)	7,500,000	7,491,871
6.338% 10/30/26 (c)	8,000,000	8,085,523
Capital One Financial Corp.:
4.985% 7/24/26 (c)	10,713,000	10,613,813
5.468% 2/1/29 (c)	8,000,000	7,935,722
7.149% 10/29/27 (c)	6,500,000	6,716,770
Ford Motor Credit Co. LLC:
5.8% 3/5/27	8,000,000	7,991,613
5.85% 5/17/27	12,000,000	11,994,528
6.95% 6/10/26	10,070,000	10,249,709
Synchrony Financial 4.25% 8/15/24	4,618,000	4,601,744
Toyota Motor Credit Corp. 5.4% 11/10/25	7,275,000	7,290,223
		133,537,318
Financial Services - 1.0%
Corebridge Financial, Inc. 3.5% 4/4/25	5,028,000	4,935,450
Corebridge Global Funding 5.75% 7/2/26 (b)	6,500,000	6,502,165
Equitable Holdings, Inc. 4.35% 4/20/28	8,000,000	7,680,049
Jbs U.S.A. Holding Lux/ Jbs U.S.A. F 5.125% 2/1/28	6,000,000	5,896,640
Nationwide Building Society 6.557% 10/18/27 (b)(c)	7,800,000	7,954,351
The Western Union Co.:
1.35% 3/15/26	8,000,000	7,411,288
2.85% 1/10/25	775,000	760,863
		41,140,806
Insurance - 1.4%
Aon North America, Inc. 5.125% 3/1/27	10,000,000	9,970,832
Equitable Financial Life Global Funding:
1.1% 11/12/24 (b)	5,000,000	4,895,282
5.5% 12/2/25 (b)	5,000,000	4,987,779
Great-West Lifeco U.S. Finance 2020 LP 0.904% 8/12/25 (b)	1,726,000	1,633,677
MassMutual Global Funding II:
4.15% 8/26/25 (b)	3,715,000	3,662,015
4.5% 4/10/26 (b)	8,100,000	7,994,837
5.1% 4/9/27 (b)	8,570,000	8,554,960
New York Life Global Funding 5.45% 9/18/26 (b)	10,200,000	10,236,116
Pacific Life Global Funding II 1.2% 6/24/25 (b)	2,709,000	2,590,956
Protective Life Global Funding 3.218% 3/28/25 (b)	1,098,000	1,077,025
		55,603,479
TOTAL FINANCIALS		1,142,659,494
HEALTH CARE - 2.2%
Biotechnology - 0.2%
Amgen, Inc. 5.25% 3/2/25	7,525,000	7,506,694
Health Care Providers & Services - 1.0%
Centene Corp. 2.45% 7/15/28	3,570,000	3,147,817
CVS Health Corp. 5% 2/20/26	10,000,000	9,904,556
HCA Holdings, Inc.:
5.625% 9/1/28	10,000,000	10,045,204
5.875% 2/15/26	6,500,000	6,509,829
ICON Investments Six Designated Activity 5.809% 5/8/27	9,924,000	10,000,172
		39,607,578
Life Sciences Tools & Services - 0.2%
Revvity, Inc. 0.85% 9/15/24	4,620,000	4,553,649
Thermo Fisher Scientific, Inc. 1.215% 10/18/24	5,000,000	4,919,082
		9,472,731
Pharmaceuticals - 0.8%
AstraZeneca Finance LLC 4.8% 2/26/27	9,925,000	9,869,968
Bayer U.S. Finance II LLC 4.25% 12/15/25 (b)	6,602,000	6,439,829
Haleon UK Capital PLC 3.125% 3/24/25	9,140,000	8,950,533
Utah Acquisition Sub, Inc. 3.95% 6/15/26	8,000,000	7,717,652
		32,977,982
TOTAL HEALTH CARE		89,564,985
INDUSTRIALS - 2.6%
Aerospace & Defense - 0.7%
BAE Systems PLC 5% 3/26/27 (b)	2,762,000	2,737,228
L3Harris Technologies, Inc. 5.4% 1/15/27	8,000,000	8,023,684
RTX Corp. 5.75% 11/8/26	3,461,000	3,495,259
The Boeing Co.:
2.196% 2/4/26	4,000,000	3,754,116
2.75% 2/1/26	2,400,000	2,271,225
4.875% 5/1/25	6,107,000	6,041,736
6.259% 5/1/27 (b)	893,000	898,926
		27,222,174
Building Products - 0.1%
Carrier Global Corp. 5.8% 11/30/25	5,317,000	5,340,997
Commercial Services & Supplies - 0.1%
Republic Services, Inc. 0.875% 11/15/25	4,500,000	4,217,190
Ground Transportation - 0.2%
Canadian Pacific Railway Co. 1.35% 12/2/24	7,345,000	7,191,827
Machinery - 0.9%
Daimler Trucks Finance North America LLC:
1.625% 12/13/24 (b)	1,613,000	1,579,012
2% 12/14/26 (b)	9,000,000	8,282,025
5% 1/15/27 (b)	7,000,000	6,945,551
5.2% 1/17/25 (b)	2,360,000	2,351,942
Ingersoll Rand, Inc. 5.197% 6/15/27	12,100,000	12,100,183
Parker Hannifin Corp. 3.65% 6/15/24	4,730,000	4,724,673
		35,983,386
Passenger Airlines - 0.1%
Delta Air Lines, Inc. 2.9% 10/28/24	3,718,000	3,676,321
Trading Companies & Distributors - 0.2%
Air Lease Corp.:
0.8% 8/18/24	6,745,000	6,671,263
3.25% 3/1/25	1,900,000	1,862,174
		8,533,437
Transportation Infrastructure - 0.3%
Avolon Holdings Funding Ltd.:
2.125% 2/21/26 (b)	5,500,000	5,148,449
2.875% 2/15/25 (b)	6,000,000	5,862,280
		11,010,729
TOTAL INDUSTRIALS		103,176,061
INFORMATION TECHNOLOGY - 1.5%
Electronic Equipment, Instruments & Components - 0.2%
Amphenol Corp. 5.05% 4/5/27	1,393,000	1,389,637
Dell International LLC/EMC Corp. 5.85% 7/15/25	5,600,000	5,617,532
		7,007,169
Semiconductors & Semiconductor Equipment - 0.3%
Broadcom Corp./Broadcom Cayman LP 3.875% 1/15/27	9,300,000	8,979,707
Microchip Technology, Inc. 0.983% 9/1/24	4,503,000	4,448,025
		13,427,732
Software - 1.0%
Black Knight InfoServ LLC 3.625% 9/1/28 (b)	8,500,000	7,947,500
Oracle Corp.:
2.5% 4/1/25	5,000,000	4,870,964
5.8% 11/10/25	7,380,000	7,418,214
Roper Technologies, Inc. 1% 9/15/25	5,000,000	4,721,609
VMware, Inc.:
1% 8/15/24	2,883,000	2,854,575
4.5% 5/15/25	5,800,000	5,740,244
4.65% 5/15/27	8,000,000	7,846,539
		41,399,645
TOTAL INFORMATION TECHNOLOGY		61,834,546
MATERIALS - 0.5%
Chemicals - 0.1%
Celanese U.S. Holdings LLC 6.05% 3/15/25	4,200,000	4,203,361
Metals & Mining - 0.4%
Glencore Funding LLC 5.338% 4/4/27 (b)	14,000,000	13,959,111
TOTAL MATERIALS		18,162,472
REAL ESTATE - 0.3%
Equity Real Estate Investment Trusts (REITs) - 0.3%
American Tower Corp.:
1.3% 9/15/25	1,459,000	1,381,755
5.5% 3/15/28	5,000,000	5,021,891
Crown Castle, Inc.:
1.35% 7/15/25	342,000	325,936
4% 3/1/27	2,500,000	2,406,547
Omega Healthcare Investors, Inc. 4.5% 1/15/25	3,800,000	3,764,636
		12,900,765
UTILITIES - 1.5%
Electric Utilities - 0.4%
Eversource Energy 5.45% 3/1/28	5,000,000	5,001,927
FirstEnergy Corp.:
1.6% 1/15/26	365,000	342,590
2.05% 3/1/25	2,028,000	1,970,282
Firstenergy Pennsylvania Elect 5.15% 3/30/26 (b)	2,545,000	2,516,221
Florida Power & Light Co. 2.85% 4/1/25	926,000	907,300
Georgia Power Co. 5.004% 2/23/27	2,642,000	2,636,520
Tampa Electric Co. 3.875% 7/12/24	2,786,000	2,779,835
		16,154,675
Independent Power and Renewable Electricity Producers - 0.2%
Emera U.S. Finance LP 0.833% 6/15/24	2,029,000	2,024,389
The AES Corp. 5.45% 6/1/28	8,000,000	7,961,755
		9,986,144
Multi-Utilities - 0.9%
Dominion Energy, Inc. 2.85% 8/15/26	9,000,000	8,524,041
DTE Energy Co. 4.22% 11/1/24	5,000,000	4,965,951
NiSource, Inc.:
0.95% 8/15/25	1,507,000	1,426,101
5.25% 3/30/28	8,000,000	7,978,421
Sempra 3.3% 4/1/25	1,816,000	1,779,991
WEC Energy Group, Inc.:
5% 9/27/25	1,702,000	1,690,419
5.15% 10/1/27	10,000,000	9,954,842
		36,319,766
TOTAL UTILITIES		62,460,585
TOTAL NONCONVERTIBLE BONDS (Cost $1,899,642,420)		1,894,415,153

U.S. Treasury Obligations - 32.9%
	Principal Amount (a)	Value ($)
U.S. Treasury Notes:
3.875% 1/15/26	169,311,300	166,381,420
4.125% 10/31/27	40,095,700	39,458,241
4.25% 5/31/25	7,025,400	6,960,772
4.25% 3/15/27	143,700,000	142,038,469
4.375% 12/15/26	120,000,000	118,935,937
4.5% 11/15/25	19,709,900	19,558,996
4.5% 7/15/26	408,603,200	405,794,054
4.5% 4/15/27	16,800,000	16,718,625
4.625% 3/15/26 (e)	240,209,000	238,942,272
4.625% 11/15/26	40,590,300	40,460,284
4.875% 4/30/26	80,100,000	80,071,840
5% 10/31/25	50,000,000	49,958,970
TOTAL U.S. TREASURY OBLIGATIONS (Cost $1,335,753,831)		1,325,279,880

U.S. Government Agency - Mortgage Securities - 0.1%
	Principal Amount (a)	Value ($)
Fannie Mae - 0.1%
4.5% 3/1/39 to 9/1/49	2,569,183	2,462,809
5.5% 11/1/34	459,543	464,375
7.5% 11/1/31	82	85
TOTAL FANNIE MAE		2,927,269
Freddie Mac - 0.0%
8.5% 5/1/26 to 7/1/28	2,952	3,021
Ginnie Mae - 0.0%
7% to 7% 11/15/27 to 8/15/32	44,816	45,663
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $3,378,707)		2,975,953

Asset-Backed Securities - 15.5%
	Principal Amount (a)	Value ($)
Affirm Asset Securitization Trust Series 2024-X1 Class A, 6.27% 5/15/29 (b)	1,513,000	1,514,650
Aimco Series 2021-10A Class AR, CME Term SOFR 3 Month Index + 1.320% 6.6462% 7/22/32 (b)(c)(d)	4,510,000	4,514,510
AIMCO CLO Ltd.:
Series 2021-11A Class AR, CME Term SOFR 3 Month Index + 1.390% 6.7087% 10/17/34 (b)(c)(d)	5,750,000	5,766,382
Series 2022-12A Class AR, CME Term SOFR 3 Month Index + 1.170% 6.4871% 1/17/32 (b)(c)(d)	5,400,105	5,411,165
Ally Auto Receivables Trust Series 2024-1 Class A3, 5.08% 12/15/28	1,512,000	1,503,270
American Express Credit Account Master Trust:
Series 2022-4 Class A, 4.95% 10/15/27	2,840,000	2,822,040
Series 2023-1 Class A, 4.87% 5/15/28	4,153,000	4,127,165
Series 2023-3 Class A, 5.23% 9/15/28	9,244,000	9,245,902
Series 2024-1 Class A, 5.23% 4/16/29	8,100,000	8,131,820
AmeriCredit Automobile Receivables Trust Series 2021-3 Class A3, 0.76% 8/18/26	1,511,738	1,487,972
Ares CLO Series 2024-54A Class AR, CME Term SOFR 3 Month Index + 1.270% 6.5986% 10/15/32 (b)(c)(d)	3,730,000	3,733,771
Ares LII CLO Ltd. Series 2021-52A Class A1R, CME Term SOFR 3 Month Index + 1.310% 6.6362% 4/22/31 (b)(c)(d)	3,925,000	3,931,633
Ares XXXIV CLO Ltd. Series 2024-2A Class AR3, CME Term SOFR 3 Month Index + 1.320% 6.6371% 4/17/33 (b)(c)(d)	13,876,000	13,893,345
ARI Fleet Lease Trust Series 2024-A Class A2, 5.3% 11/15/32 (b)	6,754,000	6,717,328
Ari Fleet Lease Trust 2023-B Series 2023-B Class A2, 6.05% 7/15/32 (b)	5,518,000	5,535,153
Bank of America Credit Card Master Trust:
Series 2022-A2, Class A2, 5% 4/15/28	3,936,000	3,927,891
Series 2023-A1 Class A1, 4.79% 5/15/28	3,022,000	2,997,102
Series 2023-A2 Class A2, 4.98% 11/15/28	4,500,000	4,480,752
BMW Vechicle Lease Trust Series 2023-1 Class A3, 5.16% 11/25/25	3,259,981	3,253,087
BMW Vehicle Lease Trust:
Series 2023-2 Class A3, 5.99% 9/25/26	4,909,000	4,932,856
Series 2024-1 Class A3, 4.98% 3/25/27	5,392,000	5,351,114
Bofa Auto Trust 2024-1 Series 2024-1A Class A3, 5.35% 11/15/28 (b)	717,000	714,362
Capital One Prime Auto Receiva Series 2023-2 Class A3, 5.82% 6/15/28	7,279,000	7,341,721
Capital One Prime Auto Receivables Series 2023-1 Class A3, 4.87% 2/15/28	6,465,000	6,411,312
Carmax Auto Owner Trust Series 2022-4 Class A2A, 5.34% 12/15/25	458,702	458,511
CarMax Auto Owner Trust Series 2023 2 Class A3, 5.05% 1/18/28	7,257,000	7,204,959
Carmax Auto Owner Trust:
Series 2024-1 Class A3, 4.92% 10/16/28	3,478,000	3,448,895
Series 2024-2 Class A3, 5.5% 1/16/29	1,385,000	1,388,843
Carmax Auto Owner Trust 2023-4 Series 2023-4 Class A3, 6% 7/17/28	1,451,000	1,465,189
Carmax Owner Trust Series 2023-1 Class A2A, 5.23% 1/15/26	980,467	979,832
Carvana Auto Receivables Trust:
Series 2021-P2 Class A3, 0.49% 3/10/26	308,597	307,380
Series 2021-P3 Class A3, 0.7% 11/10/26	1,744,855	1,705,994
Cedar Funding Ltd.:
Series 2021-10A Class AR, CME Term SOFR 3 Month Index + 1.360% 6.6862% 10/20/32 (b)(c)(d)	3,867,000	3,876,888
Series 2021-14A Class A, CME Term SOFR 3 Month Index + 1.360% 6.6902% 7/15/33 (b)(c)(d)	5,539,000	5,546,816
Cent CLO LP Series 2021-21A Class A1R3, CME Term SOFR 3 Month Index + 1.230% 6.5565% 7/27/30 (b)(c)(d)	1,188,735	1,189,556
CFMT LLC Series 2023 HB12 Class A, 4.25% 4/25/33 (b)	706,274	691,155
Chase Auto Owner Trust Series 2024-1A Class A3, 5.13% 5/25/29 (b)	1,410,000	1,402,985
Chase Issuance Trust:
Series 2023-A1 Class A, 5.16% 9/15/28	10,790,000	10,765,530
Series 2024-A1 Class A, 4.6% 1/16/29 (c)	8,858,000	8,738,586
Chesapeake Funding II LLC:
Series 2023 1A Class A1, 5.65% 5/15/35 (b)	4,500,568	4,497,360
Series 2023-2A Class A1, 6.16% 10/15/35 (b)	908,623	913,582
Series 2024-1A Class A1, 5.52% 5/15/36 (b)	2,162,670	2,157,818
Citibank Credit Card Issuance Trust Series 2023-A1 Class A1, 5.23% 12/8/27	3,464,000	3,455,051
Citizens Auto Receivables Trust:
Series 2024-1 Class A3, 5.11% 4/17/28 (b)	3,483,000	3,463,113
Series 2024-2 Class A3, 5.33% 8/15/28 (b)	1,750,000	1,746,409
Countrywide Home Loans, Inc. Series 2004-2 Class 3A4, CME Term SOFR 1 Month Index + 0.610% 5.9394% 7/25/34 (c)(d)	56,495	54,636
Daimler Trucks Retail Trust 20 Series 2024-1 Class A3, 5.49% 12/15/27	6,525,000	6,526,323
Dell Equipment Finance Trust 2:
Series 2023-3 Class A3, 5.93% 4/23/29 (b)	3,721,000	3,741,896
Series 2024-1 Class A3, 5.39% 3/22/30 (b)	3,031,000	3,031,029
Dell Equipment Finance Trust 2023-2 Series 2023-2 Class A3, 5.65% 1/22/29 (b)	2,398,000	2,397,021
Discover Card Execution Note Trust Series 2022-A4, Class A, 5.03% 10/15/27	4,250,000	4,226,679
Dllaa 2023-1A Series 2023-1A Class A3, 5.64% 2/22/28 (b)	623,000	624,946
DLLAD Series 2024-1A Class A3, 5.3% 7/20/29 (b)	595,000	594,346
Dryden CLO, Ltd. / Dryden CLO, LLC Series 2021-86A Class A1R, CME Term SOFR 3 Month Index + 1.360% 6.6787% 7/17/34 (b)(c)(d)	3,892,000	3,899,445
Eaton Vance CLO, Ltd. Series 2021-1A Class AR, CME Term SOFR 3 Month Index + 1.360% 6.6902% 4/15/31 (b)(c)(d)	4,077,000	4,087,303
Enterprise Fleet Financing:
Series 2023-2 Class A2, 5.56% 4/22/30 (b)	6,594,280	6,580,314
Series 2024-2 Class A3, 5.61% 4/20/28 (b)	1,257,000	1,258,752
Enterprise Fleet Financing 2023-3 L Series 2023-3 Class A2, 6.4% 3/20/30 (b)	2,337,000	2,359,443
Enterprise Fleet Financing LLC:
Series 2021-2 Class A2, 0.48% 5/20/27 (b)	502,358	495,294
Series 2022-3 Class A2, 4.38% 7/20/29 (b)	471,471	466,352
Series 2023-1 Class A2, 5.51% 1/22/29 (b)	3,619,890	3,610,948
Series 2024-1 Class A2, 5.23% 3/20/30 (b)	8,000,000	7,950,413
Flatiron Clo 28 Ltd. / Flatiron Series 2024-1A Class A1, CME Term SOFR 3 Month Index + 1.320% 1.32% 7/15/36 (b)(c)(d)(f)	11,192,000	11,205,195
Flatiron CLO Ltd. / Flatiron CLO LLC Series 2024-1A Class AR, CME Term SOFR 3 Month Index + 1.380% 6.6613% 5/20/36 (b)(c)(d)	4,373,000	4,396,999
Ford Credit Auto Lease Trust Series 2023-B Class A3, 5.91% 10/15/26	7,722,000	7,747,369
Ford Credit Auto Owner Trust:
Series 2020-1 Class A, 2.04% 8/15/31 (b)	3,372,000	3,288,195
Series 2021-1 Class A, 1.37% 10/17/33 (b)	4,343,000	4,030,324
Series 2023-B Class A3, 5.23% 5/15/28	4,689,000	4,678,588
Ford Credit Floorplan Master Owner Trust:
Series 2023-1 Class A1, 4.92% 5/15/28 (b)	4,708,000	4,660,924
Series 2024-1 Class A1, 5.29% 4/15/29 (b)	9,304,000	9,308,880
Fordl 2023-A Series 2023-A Class A2A, 5.19% 6/15/25	39,448	39,436
GM Financial Automobile Leasing Trust Series 2023-1 Class A3, 5.16% 4/20/26	8,108,000	8,086,623
Gm Financial Consumer Automobi Series 2024-2 Class A2A, 5.33% 3/16/27	7,691,000	7,676,176
GM Financial Consumer Automobile Receivables Series 2023 2 Class A3, 4.47% 2/16/28	1,671,000	1,649,976
GM Financial Consumer Automobile Receivables Trust:
Series 2022-2 Class A3, 3.1% 2/16/27	3,457,389	3,404,533
Series 2023-4 Class A3, 5.78% 8/16/28	5,981,000	6,029,143
GM Financial Leasing Trust Series 2024-1 Class A3, 5.09% 3/22/27	9,242,000	9,190,786
Gm Financial Leasing Trust 202 Series 2023-3 Class A3, 5.38% 11/20/26	646,000	645,116
GMF Floorplan Owner Revolving Trust:
Series 2023-1 Class A1, 5.34% 6/15/28 (b)	6,911,000	6,895,392
Series 2024-1A Class A1, 5.13% 3/15/29 (b)	9,920,000	9,872,965
Harot 2023-4 Series 2023-4 Class A3, 5.67% 6/21/28	5,351,000	5,386,598
Honda Auto Receivables Series 2023-1 Class A3, 5.04% 4/21/27	4,546,000	4,523,844
Huntington Auto Trust Series 2024-1A Class A3, 5.23% 1/16/29 (b)	9,089,000	9,053,985
Hyundai Auto Lease Securitizat:
Series 2023-B Class A3, 5.15% 6/15/26 (b)	8,000,000	7,968,775
Series 2023-C Class A3, 5.8% 12/15/26 (b)	6,380,000	6,402,661
Series 2024-B Class A3, 5.41% 5/17/27 (b)	3,302,000	3,306,762
Hyundai Auto Receivables Trust:
Series 2023 A Class A3, 4.58% 4/15/27	2,025,000	2,004,671
Series 2023-C Class A3, 5.54% 10/16/28	4,434,000	4,450,590
Series 2024-A Class A3, 4.99% 2/15/29	1,564,000	1,554,208
John Deere Owner Trust Series 2024-A Class A3, 4.96% 11/15/28	9,145,000	9,079,397
Juniper Valley Park CLO LLC Series 2023-1A Class A1, CME Term SOFR 3 Month Index + 1.850% 7.1746% 7/20/35 (b)(c)(d)	8,000,000	8,012,160
Madison Park Funding XXXII, Ltd. / Madison Park Funding XXXII LLC Series 2021-32A Class A1R, CME Term SOFR 3 Month Index + 1.260% 6.5862% 1/22/31 (b)(c)(d)	3,237,997	3,245,496
Marlette Funding Trust 2023-3 Series 2023-3A Class A, 6.49% 9/15/33 (b)	616,975	617,362
Marlette Funding Trust 2024-1 Series 2024-1A Class A, 5.95% 7/17/34 (b)	714,000	714,055
Mercedes-Benz Auto Lease Trust Series 2024-A Class A3, 5.32% 1/18/28	2,104,000	2,102,198
Mercedes-Benz Auto Receivables:
Series 2023-1 Class A2, 5.09% 1/15/26	780,354	779,749
Series 2023-2 Class A3, 5.95% 11/15/28	3,438,000	3,475,419
Niagara Park CLO, Ltd. Series 2021-1A Class AR, CME Term SOFR 3 Month Index + 1.260% 6.5787% 7/17/32 (b)(c)(d)	4,380,000	4,388,055
Nissan Auto Receivables 2023-B Series 2023-B Class A3, 5.93% 3/15/28	4,082,000	4,112,991
Nissan Master Owner Trust Receiva Series 2024-B Class A, 5.05% 2/15/29 (b)	2,761,000	2,739,978
OneMain Direct Auto Receivables Trust Series 2021-1A Class A, 0.87% 7/14/28 (b)	2,714,081	2,625,733
Palmer Square Loan Funding 202 Series 2024-3A Class A1, CME Term SOFR 3 Month Index + 1.080% 0% 8/8/32 (b)(c)(d)(f)	6,247,000	6,251,329
Palmer Square Loan Funding, Ltd. Series 2021-2A Class A1, CME Term SOFR 3 Month Index + 1.060% 6.3874% 5/20/29 (b)(c)(d)	969,574	969,864
Palmer Square Loan Funding, Ltd. / Palmer Square Loan Funding LLC Series 2022-1A Class A1, CME Term SOFR 3 Month Index + 1.050% 6.3786% 4/15/30 (b)(c)(d)	2,801,717	2,806,127
Park Place Securities, Inc. Series 2005-WCH1 Class M4, CME Term SOFR 1 Month Index + 1.350% 6.6844% 1/25/36 (c)(d)	32,104	31,632
Porsche Financial Auto Securitization Trust Series 2023-2A Class A3, 5.79% 1/22/29 (b)	3,231,000	3,248,016
Prpm 2021-5, LLC Series 2021-5 Class A1, 1.793% 6/25/26 (b)(c)	1,980,059	1,928,682
Rr 16 Ltd. Series 2021-16A Class A1, CME Term SOFR 3 Month Index + 1.370% 6.7002% 7/15/36 (b)(c)(d)	4,187,000	4,197,945
Santander Drive Auto Receivables Trust Series 2022-5 Class A3, 4.11% 8/17/26	537,627	536,836
Sbna Auto Lease Trust Series 2024-B Class A3, 5.56% 11/22/27 (b)	1,882,000	1,881,153
Sfs Auto Receivables Securitiz Series 2023-1A Class A3, 5.47% 10/20/28 (b)	7,535,000	7,530,673
Sfs Auto Receivables Securitization Trust:
Series 2024-1A Class A3, 4.95% 5/21/29 (b)	2,670,000	2,643,594
Series 2024-2A Class A3, 5.33% 11/20/29 (b)	1,072,000	1,070,510
Sofi Consumer Loan Program Series 2023-1S Class A, 5.81% 5/15/31 (b)	549,657	549,429
Symphony CLO XXI, Ltd. Series 2021-21A Class AR, CME Term SOFR 3 Month Index + 1.320% 6.6502% 7/15/32 (b)(c)(d)	3,398,000	3,402,876
Symphony CLO XXIII Ltd. Series 2021-23A Class AR, CME Term SOFR 3 Month Index + 1.280% 6.6102% 1/15/34 (b)(c)(d)	6,183,773	6,191,546
TCI-Flatiron CLO Ltd. / LLC Series 2021-1A Class AR, CME Term SOFR 3 Month Index + 1.220% 6.5509% 11/18/30 (b)(c)(d)	2,104,336	2,109,231
TCI-Symphony CLO Series 2021-1A Class AR, CME Term SOFR 3 Month Index + 1.190% 6.5202% 7/15/30 (b)(c)(d)	3,899,541	3,906,311
Terwin Mortgage Trust Series 2003-4HE Class A1, CME Term SOFR 1 Month Index + 0.970% 6.2994% 9/25/34 (c)(d)	66,727	66,958
Tesla Series 2024-A Class A3, 5.3% 6/21/27 (b)	3,488,000	3,475,996
Tesla Auto Lease Trust 2023-B Series 2023-B Class A3, 6.13% 9/21/26 (b)	8,253,000	8,294,155
Tesla Auto Lease Trust 23-A Series 2023-A Class A3, 5.89% 6/22/26 (b)	1,501,000	1,502,722
Tesla Electric Vehicle Trust 2023-1 Series 2023-1 Class A3, 5.38% 6/20/28 (b)	3,567,000	3,558,353
TMUST Series 2024-1A Class A, 5.05% 9/20/29 (b)	6,446,000	6,400,452
Toyota Auto Loan Extended Note Trust Series 2020-1A Class A, 1.35% 5/25/33 (b)	2,401,000	2,304,130
Toyota Auto Receivables 2023-D Series 2023-D Class A3, 5.54% 8/15/28	4,383,000	4,407,330
Toyota Lease Owner Trust Series 2024-A Class A3, 5.25% 4/20/27 (b)	1,557,000	1,552,279
Toyota Lease Owner Trust 2023- Series 2023-B Class A3, 5.66% 11/20/26 (b)	6,947,000	6,967,030
Upstart Securitization Trust Series 2022-1 Class A, 3.12% 3/20/32 (b)	583,592	580,406
Upstart Securitization Trust 2 Series 2023-3 Class A, 6.9% 10/20/33 (b)	3,925,401	3,958,058
Usaa Auto Owner Trust 2023-A Series 2023-A Class A3, 5.58% 5/15/28 (b)	7,777,000	7,784,840
VCAT Asset Securitization, LLC:
Series 2021-NPL1 Class A1, 5.2891% 12/26/50 (b)	204,329	202,730
Series 2021-NPL2 Class A1, 5.115% 3/27/51 (b)	1,384,715	1,363,256
Series 2021-NPL3 Class A1, 4.743% 5/25/51 (b)(c)	2,115,729	2,056,740
Verizon Master Trust:
Series 2021-2 Class A, 0.99% 4/20/28	4,700,000	4,615,563
Series 2023 2 Class A, 4.89% 4/13/28	5,620,000	5,587,614
Series 2023-4 Class A1A, 5.16% 6/20/29	7,552,000	7,531,146
Series 2023-5 Class A1A, 5.61% 9/8/28	6,400,000	6,411,396
Volkswagen Auto Lease Trust 20 Series 2023-A Class A3, 5.81% 10/20/26	8,000,000	8,030,080
Volkswagen Auto Loan Enhanced:
Series 2023-1 Class A3, 5.02% 6/20/28	3,407,000	3,383,627
Series 2023-2 Class A3, 5.48% 12/20/28	5,119,000	5,141,251
Voya CLO Ltd. Series 2021-1A Class A1R, CME Term SOFR 3 Month Index + 1.210% 6.5287% 4/17/30 (b)(c)(d)	1,881,884	1,883,766
Voya CLO Ltd./Voya CLO LLC Series 2021-2A Class A1R, CME Term SOFR 3 Month Index + 1.420% 6.7482% 7/19/34 (b)(c)(d)	4,500,000	4,508,474
Wells Fargo Card Issuance Trust Series 2024-A1 Class A, 4.94% 2/15/29	7,890,000	7,851,542
Wheels Fleet Lease Funding 1 L:
Series 2023-2A Class A, 6.46% 8/18/38 (b)	7,132,000	7,194,887
Series 2024-1A Class A1, 5.49% 2/18/39 (b)	9,625,000	9,604,066
Wheels SPV LLC Series 2021-1A Class A, CME Term SOFR 1 Month Index + 0.390% 5.7146% 8/20/29 (b)(c)(d)	454,847	454,845
World Omni Auto Receivables Trust:
Series 2021 D Class A3, 0.81% 10/15/26	2,327,000	2,274,361
Series 2023-C Class A3, 5.15% 11/15/28	794,000	790,622
Series 2023-D Class A3, 5.79% 2/15/29	4,879,000	4,919,438
Series 2024-A Class A3, 4.86% 3/15/29	8,000,000	7,943,497
Series 2024-B Class A3, 5.27% 9/17/29	4,901,000	4,892,450
World Omni Automobile Lease Se Series 2024-A Class A3, 5.26% 10/15/27	4,502,000	4,493,349
TOTAL ASSET-BACKED SECURITIES (Cost $626,296,149)		625,650,365

Collateralized Mortgage Obligations - 0.9%
	Principal Amount (a)	Value ($)
Private Sponsor - 0.8%
Angel Oak Mortgage Trust Series 2021-8 Class A1, 1.82% 11/25/66 (b)	2,536,843	2,170,933
Brass PLC Series 2021-10A Class A1, 0.669% 4/16/69 (b)(c)	190,008	186,486
Cascade Funding Mortgage Trust:
Series 2021-EBO1 Class A, 0.9849% 11/25/50 (b)(c)	201,029	193,301
Series 2021-HB7 Class A, 1.1512% 10/27/31 (b)	665,632	651,508
Cfmt LLC floater sequential payer Series 2024-HB13 Class A, 3% 5/25/34 (b)(c)	1,610,000	1,535,779
CFMT LLC sequential payer Series 2022-HB8 Class A, 3.75% 4/25/25 (b)	2,167,283	2,132,823
Csmc Trust sequential payer Series 2021-RPL9 Class A1, 2.4364% 2/25/61 (b)	3,839,782	3,700,446
Finance of America HECM Buyout sequential payer Series 2022-HB1 Class A, 2.6948% 2/25/32 (b)(c)	1,486,285	1,450,924
GCAT Trust sequential payer Series 2021-NQM7 Class A1, 1.915% 8/25/66 (b)	1,300,566	1,151,490
Legacy Mortgage Asset Trust Series 2021-GS5 Class A1, 2.25% 7/25/67 (b)(c)	2,969,449	2,845,183
New York Mortgage Trust sequential payer Series 2021-SP1 Class A1, 1.6696% 8/25/61 (b)	962,546	902,449
Oceanview Mortgage Loan Trust sequential payer Series 2020-1 Class A1A, 1.7329% 5/28/50 (b)	896,569	805,485
Ocwen Ln Investment Trust 2023-Hb1 Series 2023-HB1 Class A, 3% 6/25/36 (b)	267,674	257,254
Ocwen Loan Invest Trust Series 2024-HB1 Class A, 3% 2/25/37 (b)	212,102	201,122
Preston Ridge Partners Mortgage Trust:
sequential payer Series 2021-8 Class A1, 1.743% 9/25/26 (b)(c)	2,358,692	2,268,671
Series 2021-2 Class A1, 5.115% 3/25/26 (b)	2,765,849	2,720,464
Series 2021-RPL1 Class A1, 1.319% 7/25/51 (b)	383,249	338,859
Series 2021-RPL2 Class A1, 1.455% 10/25/51 (b)(c)	536,305	472,807
PRET LLC Series 2022-RN1 Class A1, 3.721% 7/25/51 (b)	1,978,222	1,933,419
Prpm 2024-Rpl2 LLC Series 2024-RPL2 Class A1, 3.5% 5/25/54 (b)(c)	4,613,000	4,341,294
RMF Buyout Issuance Trust sequential payer:
Series 2021-HB1 Class A, 1.2586% 11/25/31 (b)	421,279	411,138
Series 2022-HB1 Class A, 4.272% 4/25/32 (b)	32,420	32,233
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, CME Term SOFR 6 Month Index + 1.300% 6.5595% 7/20/34 (c)(d)	647	589
TOTAL PRIVATE SPONSOR		30,704,657
U.S. Government Agency - 0.1%
Fannie Mae:
floater Series 2015-27 Class KF, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 0.410% 5.7382% 5/25/45 (c)(d)	999,969	985,506
sequential payer Series 2001-40 Class Z, 6% 8/25/31	16,165	16,073
Series 2016-27:
Class HK, 3% 1/25/41	1,183,595	1,097,376
Class KG, 3% 1/25/40	534,635	494,824
Series 2016-42 Class FL, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 0.460% 5.7882% 7/25/46 (c)(d)	1,091,314	1,083,701
Freddie Mac Series 3949 Class MK, 4.5% 10/15/34	118,193	114,931
TOTAL U.S. GOVERNMENT AGENCY		3,792,411
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $36,036,215)		34,497,068

Commercial Mortgage Securities - 2.6%
	Principal Amount (a)	Value ($)
BAMLL Commercial Mortgage Securities Trust:
floater Series 2022-DKLX Class A, CME Term SOFR 1 Month Index + 1.150% 6.467% 1/15/39 (b)(c)(d)	1,181,000	1,172,881
sequential payer Series 2019-BPR Class ANM, 3.112% 11/5/32 (b)	1,099,000	989,005
Benchmark Mortgage Trust sequential payer Series 2021-B31 Class A1, 1.357% 12/15/54	2,298,104	2,167,204
BLOX Trust floater sequential payer Series 2021-BLOX Class A, CME Term SOFR 1 Month Index + 0.860% 6.1815% 9/15/26 (b)(c)(d)	2,278,000	2,207,374
BLP Commercial Mortgage Trust sequential payer Series 2024-IND2 Class A, CME Term SOFR 1 Month Index + 1.340% 6.6589% 3/15/41 (b)(c)(d)	1,365,000	1,365,854
BPR Trust floater Series 2022-OANA Class A, CME Term SOFR 1 Month Index + 1.890% 7.2148% 4/15/37 (b)(c)(d)	4,067,000	4,089,877
Brookfield floater Series 2024-MF23 Class A, CME Term SOFR 1 Month Index + 1.370% 6.8118% 6/15/41 (b)(c)(d)	2,277,000	2,272,724
BX Commercial Mortgage Trust:
floater:
Series 2021-BXMF Class A, CME Term SOFR 1 Month Index + 0.750% 6.0674% 10/15/26 (b)(c)(d)	1,815,930	1,797,780
Series 2021-LBA Class AJV, CME Term SOFR 1 Month Index + 0.910% 6.2315% 2/15/36 (b)(c)(d)	310,000	308,798
Series 2021-PAC Class A, CME Term SOFR 1 Month Index + 0.800% 6.1206% 10/15/36 (b)(c)(d)	2,267,000	2,244,330
Series 2021-VINO Class A, CME Term SOFR 1 Month Index + 0.760% 6.0838% 5/15/38 (b)(c)(d)	1,225,616	1,216,424
Series 2022-LP2 Class A, CME Term SOFR 1 Month Index + 1.010% 6.3297% 2/15/39 (b)(c)(d)	2,318,421	2,312,674
Series 2023-XL3 Class A, CME Term SOFR 1 Month Index + 1.760% 7.0782% 12/9/40 (b)(c)(d)	2,073,000	2,085,308
floater sequential payer:
Series 2019-IMC Class A, CME Term SOFR 1 Month Index + 1.040% 6.3633% 4/15/34 (b)(c)(d)	991,101	982,460
Series 2021-SOAR Class A, CME Term SOFR 1 Month Index + 0.780% 6.1015% 6/15/38 (b)(c)(d)	1,664,048	1,652,649
BX Commercial Mortgage Trust 2024-Xl4 floater sequential payer Series 2024-XL4 Class A, CME Term SOFR 1 Month Index + 1.440% 6.7588% 2/15/39 (b)(c)(d)	3,116,404	3,121,273
BX Commercial Mtg Trust floater Series 2024-MDHS Class A, 6.8415% 5/15/41 (b)(c)	5,341,000	5,347,676
BX Trust floater:
Series 2021-ACNT Class A, CME Term SOFR 1 Month Index + 0.960% 6.2815% 11/15/38 (b)(c)(d)	1,963,699	1,955,190
Series 2022-GPA Class A, CME Term SOFR 1 Month Index + 2.160% 7.4818% 8/15/39 (b)(c)(d)	2,688,262	2,700,023
Series 2024-CNYN Class A, CME Term SOFR 1 Month Index + 1.440% 6.7586% 4/15/29 (b)(c)(d)	4,786,000	4,788,991
CF Hippolyta Issuer LLC sequential payer:
Series 2020-1 Class A1, 1.69% 7/15/60 (b)	3,643,936	3,436,873
Series 2021-1A Class A1, 1.53% 3/15/61 (b)	2,216,637	2,017,944
Citigroup Commercial Mortgage Trust:
sequential payer Series 2016-GC36 Class AAB, 3.368% 2/10/49	515,056	505,759
Series 2015-GC33 Class AAB, 3.522% 9/10/58	769,172	757,872
COMM Mortgage Trust sequential payer:
Series 2015 LC19 Class A3, 2.922% 2/10/48	2,123,883	2,102,275
Series 2020-SBX Class A, 1.67% 1/10/38 (b)	4,412,000	4,001,539
Credit Suisse Mortgage Trust sequential payer Series 2020-NET Class A, 2.2569% 8/15/37 (b)	483,423	455,152
CSAIL 2018-CX12 Commercial Mortgage Trust sequential payer Series 2018-CX12 Class ASB, 4.1628% 8/15/51	1,786,696	1,725,448
CSAIL Commercial Mortgage Trust sequential payer Series 2015-C4 Class A3, 3.5438% 11/15/48	6,612,003	6,444,165
CSMC Trust Series 2017-CHOP Class A, PRIME RATE - 2.300% 6.194% 7/15/32 (b)(c)(d)	874,964	854,839
ELP Commercial Mortgage Trust floater Series 2021-ELP Class A, CME Term SOFR 1 Month Index + 0.810% 6.1325% 11/15/38 (b)(c)(d)	2,883,644	2,860,214
Extended Stay America Trust floater Series 2021-ESH Class A, CME Term SOFR 1 Month Index + 1.190% 6.5115% 7/15/38 (b)(c)(d)	844,524	843,914
GS Mortgage Securities Trust:
floater Series 2021-IP Class A, CME Term SOFR 1 Month Index + 1.060% 6.3815% 10/15/36 (b)(c)(d)	1,243,000	1,232,124
Series 2011-GC5 Class A/S, 5.1513% 8/10/44 (b)(c)	1,984,446	1,925,144
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2019-BKWD Class A, CME Term SOFR 1 Month Index + 1.610% 6.9315% 9/15/29 (b)(c)(d)	811,759	773,453
Series 2013-LC11 Class A/S, 3.216% 4/15/46	656,644	602,865
Life Financial Services Trust floater Series 2022-BMR2 Class A1, CME Term SOFR 1 Month Index + 1.290% 6.612% 5/15/39 (b)(c)(d)	3,413,000	3,353,273
LIFE Mortgage Trust floater Series 2021-BMR Class A, CME Term SOFR 1 Month Index + 0.810% 6.1315% 3/15/38 (b)(c)(d)	1,683,828	1,658,570
Merit floater Series 2021-STOR Class A, CME Term SOFR 1 Month Index + 0.810% 6.1315% 7/15/38 (b)(c)(d)	995,000	992,272
Morgan Stanley BAML Trust sequential payer Series 2016-C28 Class A3, 3.272% 1/15/49	802,735	773,929
Morgan Stanley Capital I Trust sequential payer Series 2019-MEAD Class A, 3.17% 11/10/36 (b)	2,396,136	2,261,481
Open Trust 2023-Air sequential payer Series 2023-AIR Class A, CME Term SOFR 1 Month Index + 3.080% 8.4059% 10/15/28 (b)(c)(d)	1,862,319	1,889,090
OPG Trust floater Series 2021-PORT Class A, CME Term SOFR 1 Month Index + 0.590% 5.9155% 10/15/36 (b)(c)(d)	2,811,832	2,784,000
SREIT Trust floater:
Series 2021-FLWR Class A, CME Term SOFR 1 Month Index + 0.690% 6.008% 7/15/36 (b)(c)(d)	3,000,000	2,973,803
Series 2021-MFP Class A, CME Term SOFR 1 Month Index + 0.840% 6.1621% 11/15/38 (b)(c)(d)	2,309,867	2,301,287
Voya CLO Ltd. floater Series 2024-2A Class AR, CME Term SOFR 3 Month Index + 1.200% 6.5246% 7/20/32 (b)(c)(d)	11,000,000	11,016,500
Wells Fargo Commercial Mortgage Trust sequential payer:
Series 2015-LC22 Class ASB, 3.571% 9/15/58	524,703	517,280
Series 2017-RC1 Class ASB, 3.453% 1/15/60	941,464	917,407
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $108,284,863)		106,756,967

Bank Notes - 0.1%
	Principal Amount (a)	Value ($)
Citibank NA 5.438% 4/30/26 (Cost $5,000,000)	5,000,000	5,010,268

Money Market Funds - 1.2%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (g) (Cost $49,089,581)	49,079,765	49,089,581

TOTAL INVESTMENT IN SECURITIES - 100.3% (Cost $4,063,481,766)	4,043,675,235
NET OTHER ASSETS (LIABILITIES) - (0.3)%	(11,472,355)
NET ASSETS - 100.0%	4,032,202,880

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Treasury Contracts
CBOT 2-Year U.S. Treasury Note Contracts (United States)	1,696	Sep 2024	345,480,500	(320,926)	(320,926)
CBOT 5-Year U.S. Treasury Note Contracts (United States)	187	Sep 2024	19,784,016	(60,221)	(60,221)

TOTAL FUTURES CONTRACTS					(381,147)
The notional amount of futures purchased as a percentage of Net Assets is 9.1%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $911,469,317 or 22.6% of net assets.

(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(e)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $2,380,437.
(f)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	27,834,965	1,092,670,327	1,071,425,338	1,674,538	9,627	-	49,089,581	0.1%
Fidelity Securities Lending Cash Central Fund 5.39%	-	63,100	63,100	69	-	-	-	0.0%
Total	27,834,965	1,092,733,427	1,071,488,438	1,674,607	9,627	-	49,089,581

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Nonconvertible Bonds, U.S. Treasury Obligations and Bank Notes are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.  U.S. Government Agency - Mortgage Securities, Asset-Backed Securities, Collateralized Mortgage Obligations and Commercial Mortgage Securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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